SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2019
SUBSEQUENT EVENT
SUBSEQUENT EVENT

Note 21—SUBSEQUENT EVENT

The Company has analyzed its operations subsequent to March 31, 2019, through the date the financial statements were available to and have determined that the Company does not have any material subsequent events to disclose in these consolidated financial statements.